SHARE CAPITAL (Details - Warrant outstanding) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding	1,896,071	2,519,238	2,831,338	3,131,556
Price $0.20 - $22.50
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price	$ 1.64
Remaining Contractual Life	0.45 – 2.12